UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jove Partners, L.P.
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Address:   595 Madison Avenue
           --------------------------------------------------
           34th Floor
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           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Citron
           --------------------------------------------------
Title:     President/CEO
           --------------------------------------------------
Phone:     212 688-7070
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Joel Citron           New York, New York         August 14, 2008
       ------------------------   -------------------------   ----------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:            31
                                               -------------

Form 13F Information Table Value Total:          $ 74,515
                                               ------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                  COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                                VALUE    SHRS OR SH/ PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
------------------------------        --------------   ------  -------- -------- --- ----  ----------  --------  ------ ------ ----
AMERICA MOVIL SAB DE CV               SPON ADR L SHS 02364W105   1,055    20,000 SH        SOLE                  20,000    0    0
AMERICAN ORIENTAL BIOENGR IN          COM            028731107   1,875   190,000 SH        SOLE                 190,000    0    0
BERKSHIRE HATHAWAY INC DEL            CL A           084670108   7,245        60 SH        SOLE                      60    0    0
BURLINGTON NORTHN SANTA FE C          COM            12189T104   2,997    30,000 SH        SOLE                  30,000    0    0
CALGON CARBON CORP                    COM            129603106     949    61,364 SH        SOLE                  61,364    0    0
CAMECO CORP                           COM            13321L108   1,286    30,000 SH        SOLE                  30,000    0    0
CANADIAN NAT RES LTD                  COM            136385101     752     7,500 SH        SOLE                   7,500    0    0
CENTRAL EUROPEAN DIST CORP            COM            153435102   2,966    40,000 SH        SOLE                  40,000    0    0
COMCAST CORP NEW                      CL A           20030N101     949       500 SH  CALL  SOLE                     500    0    0
CONOCOPHILLIPS                        COM            20825C104   1,869    19,800 SH        SOLE                  19,800    0    0
ECHOSTAR CORP                         CL A           278768106   1,249    40,000 SH        SOLE                  40,000    0    0
FORDING CDN COAL TR                   TR UNIT        345425102     478     5,000 SH        SOLE                   5,000    0    0
GREENLIGHT CAPITAL RE LTD             CL A           G4095J109     572    25,000 SH        SOLE                  25,000    0    0
HEADWATERS INC                        COM            42210P102     572    48,600 SH        SOLE                  48,600    0    0
JOHNSON & JOHNSON                     COM            478160104  10,771     1,674 SH  CALL  SOLE                   1,674    0    0
LEUCADIA NATL CORP                    COM            527288104   1,174    25,000 SH        SOLE                  25,000    0    0
LIBERTY MEDIA CORP NEW                INT COM SER A  53071M104     969    40,000 SH        SOLE                  40,000    0    0
LIBERTY MEDIA CORP NEW                INT COM SER A  53071M500   1,771   120,000 SH        SOLE                 120,000    0    0
LIFETIME BRANDS INC                   COM            53222Q103   7,975   978,500 SH        SOLE                 978,500    0    0
MATRIXX INITIATIVES INC               COM            57685L105   8,673   520,600 SH        SOLE                 520,600    0    0
MICROSOFT CORP                        COM            594918104   3,026   110,000 SH        SOLE                 110,000    0    0
NRG ENERGY INC                        COM NEW        629377508   1,373    32,000 SH        SOLE                  32,000    0    0
OMEGA PROTEIN CORP                    COM            68210P107     598    40,000 SH        SOLE                  40,000    0    0
RELIANT ENERGY INC                    COM            75952B105   2,552   120,000 SH        SOLE                 120,000    0    0
ROSETTA RESOURCES INC                 COM            777779307   2,280    80,000 SH        SOLE                  80,000    0    0
SAIC INC                              COM            78390X101   2,081   100,000 SH        SOLE                 100,000    0    0
TRANSALTA CORP                        COM            89346D107   2,743    75,700 SH        SOLE                  75,700    0    0
PROSHARES TR                          ULTRASHRT FINL 74347R628   1,566    10,000 SH        SOLE                  10,000    0    0
UNION PAC CORP                        COM            907818108     378     5,000 SH        SOLE                   5,000    0    0
WELLPOINT INC                         COM            94973V107   1,430    30,000 SH        SOLE                  30,000    0    0
XTO ENERGY INC                        COM            98385X106     343     5,000 SH        SOLE                   5,000    0    0

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